SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details)		Oct. 14, 2022	Jan. 20, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 15, 2021 USD ($) shares	Nov. 30, 2021 shares	Oct. 14, 2021 USD ($) $ / shares shares	Sep. 21, 2021 shares	Jul. 09, 2021 USD ($) shares	Jul. 09, 2021 USD ($) shares	Jul. 08, 2021 shares	Jul. 02, 2021 USD ($) $ / shares shares	Jul. 01, 2021 USD ($) shares	Jun. 24, 2021 USD ($) shares	May 12, 2021 USD ($) shares	Dec. 30, 2020 shares	Dec. 29, 2020 USD ($) shares	Nov. 27, 2020 shares	Sep. 23, 2020 USD ($) shares	Aug. 18, 2020 shares	Aug. 17, 2020 USD ($) shares	Aug. 06, 2020 USD ($) shares	Jul. 27, 2020 USD ($) shares	Jun. 23, 2020 USD ($) d / TradingDays $ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Short-Term Debt [Line Items]
Total				$ 316,974																					$ 526,908	$ 10,762
Debt Instrument, Convertible, Conversion Price | $ / shares																									$ 0.001365	$ 0.00906
Warrants and Rights Outstanding, Term												5 years
Stock Issued During Period, Shares, New Issues | shares				6,802,721	5,714,286	2,082,128		4,512,497		7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000	10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000
Debt Instrument, Face Amount				$ 39,167	$ 35,677				$ 41,000	$ 41,000		$ 35,340	$ 64,554	$ 114,660	$ 60,000		$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000
Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Convertible Debt							$ 666,667
Debt Instrument, Interest Rate, Stated Percentage				0.00%			10.00%
Debt Instrument, Term							1 year
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares							66,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.015
Warrants and Rights Outstanding, Term							5 years
Stock Issued During Period, Shares, New Issues | shares							2,298,852
Debt Instrument, Face Amount				$ 592,004
Debt Conversion, Converted Instrument, Rate		30.00%					30.00%
Number shares of common stock and warrant | shares							2,298,852
Quick Capital, LLC [Member] | Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.01
Gpl Ventures Llc [Member]
Short-Term Debt [Line Items]
Convertible Debt																								$ 100,000
Debt Instrument, Convertible, Conversion Price | $ / shares																								$ 0.01
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																								60.00%
Debt Instrument, Convertible, Threshold Trading Days | d / TradingDays																								20
Debt Instrument, Interest Rate, Stated Percentage																								10.00%
Interest Payable				0
Labrys Fund LP [Member]
Short-Term Debt [Line Items]
Convertible Debt												$ 100,000
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 0.015
Debt Instrument, Interest Rate, Stated Percentage												12.00%
Interest Payable			$ 12,000	2,959
Debt Instrument, Maturity Date												Jul. 02, 2022
Debt Conversion, Converted Instrument, Amount												$ 1,750.00
Debt Instrument, Term												1 year
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares												5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 0.02
Warrants and Rights Outstanding, Term												5 years
Stock Issued During Period, Shares, New Issues | shares			8,000,000					4,512,497	1,000,000		1,000,000
Debt Instrument, Face Amount			$ 25,570.55	$ 100,000
BHP [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				0.00%
Debt Instrument, Face Amount							$ 66,667
Unsecured Convertible Promissory Note [Member] | Labrys Fund Ltd [Member]
Short-Term Debt [Line Items]
Total	[1]			$ 49,863
Unsecured Convertible Promissory Note [Member] | Gpl Ventures Llc [Member]
Short-Term Debt [Line Items]
Total																										$ 10,762
Secured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Total	[2]			126,472																					254,236
Interest Payable				0																					0
Debt Instrument, Face Amount				592,004																					356,909
Secured Convertible Promissory Note Two [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Total	[3]			140,639																					$ 272,672
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Total				126,472
Unsecured Convertible Promissory Note One [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Total				140,639
Unsecured Convertible Promissory Note One [Member] | Labrys Fund LP [Member]
Short-Term Debt [Line Items]
Total				$ 49,863

[1]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”) and issued Labrys a Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (July 2, 2022) at the option of the holder at the Conversion Price that shall equal $0.015. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Conversion Price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. Holder shall be entitled to deduct $1,750.00 from the conversion amount in each Notice of Conversion to cover Holder’s fees associated with each Notice of Conversion. The Note has a term of one (1) year and bears interest at 12% annually. The transaction closed on July 2, 2021. As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On July 8, 2021, the Company issued Labrys 1,000,000 shares of common stock as Commitment Shares as per the terms of the SPA. As of December 31, 2021, $100,000 principal plus $2,959 interest were due. On January 20, 2022 Labrys converted $25,570.55 of principal and $12,000 of interest for 8,000,000 shares of common stock. On February 4, 2022, Labrys converted the remaining $74,429.45 balance of the note for 8,805,011 shares of common stock extinguishing the obligation.
[2]	On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”) and issued each of the Investors a Secured Convertible Promissory Note (the “Note”) in the amount of Six Hundred Sixty-Six Thousand Six Hundred Sixty-Seven and NO/100 Dollars ($666,667). The Note is convertible, in whole or in part, at any time and from time to time before maturity (October 14, 2022) at the option of the holder at the Fixed Conversion Price that shall be the lesser of: (a) $0.01 or (b) 70% multiplied by the Market Price (as defined herein) (representing a discount rate of 30%) (the “Fixed Conversion Price”). “Market Price” means the average of the two lowest Closing Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the OTCBB, OTCQB or on the principal securities exchange or other securities market on which the Common Stock is then being quoted or traded. To the extent the Conversion Price of the Borrower’s Common Stock closes below the par value per share, the Borrower will take all steps necessary to solicit the consent of the stockholders to reduce the par value of the Common Stock to the lowest value possible under law. The Borrower agrees to honor all conversions submitted pending this adjustment. If the shares of the Borrower’s Common Stock have not been delivered within three (3) business days to the Holder, the Notice of Conversion may be rescinded by the Holder. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Borrower and the Holder for which the calculation of the Trading Price is required in order to determine the Conversion Price of such Notes. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Note has a term of one (1) year and bears interest at 10% annually. As part and parcel of the foregoing transaction, each of the Investors was issued 2,298,852 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 66,666,667 shares of the Company’s common stock at an exercise price of $0.015 for a term of 5-years. The transaction closed on October 19, 2021. As of December 31, 2021, $592,004 principal plus $0 interest were due on the Quick Capital Note. As of June 30, 2022, $356,909 principal plus $0 interest were due on the Quick Capital Note.
[3]	On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”) and issued each of the Investors a Secured Convertible Promissory Note (the “Note”) in the amount of Six Hundred Sixty-Six Thousand Six Hundred Sixty-Seven and NO/100 Dollars ($666,667). The Note is convertible, in whole or in part, at any time and from time to time before maturity (October 14, 2022) at the option of the holder at the Fixed Conversion Price that shall be the lesser of: (a) $0.01 or (b) 70% multiplied by the Market Price (as defined herein) (representing a discount rate of 30%) (the “Fixed Conversion Price”). “Market Price” means the average of the two lowest Closing Prices (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date “Trading Day” shall mean any day on which the Common Stock is tradable for any period on the OTCBB, OTCQB or on the principal securities exchange or other securities market on which the Common Stock is then being quoted or traded. To the extent the Conversion Price of the Borrower’s Common Stock closes below the par value per share, the Borrower will take all steps necessary to solicit the consent of the stockholders to reduce the par value of the Common Stock to the lowest value possible under law. The Borrower agrees to honor all conversions submitted pending this adjustment. If the shares of the Borrower’s Common Stock have not been delivered within three (3) business days to the Holder, the Notice of Conversion may be rescinded by the Holder. If the Trading Price cannot be calculated for such security on such date in the manner provided above, the Trading Price shall be the fair market value as mutually determined by the Borrower and the Holder for which the calculation of the Trading Price is required in order to determine the Conversion Price of such Notes. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Note has a term of one (1) year and bears interest at 10% annually. As part and parcel of the foregoing transaction, each of the Investors was issued 2,298,852 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 66,666,667 shares of the Company’s common stock at an exercise price of $0.015 for a term of 5-years. The transaction closed on October 19, 2021. As of December 31, 2021, $666,667 principal plus $0 interest were due on the BHP Note. As of June 30, 2022, $384,267 principal plus $0 interest were due on the BHP note.